Condensed Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net Income	$ 731.3	$ 687.3	$ 603.6
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Change in Accrued Income Taxes	(31.5)	18.5	(115.5)
Other, net	209.5	15.4	496.4
Net Cash Provided by Operating Activities	839.3	814.4	1,254.3
INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(782.1)	(2,107.1)	(1,345.1)
Purchases of Securities - Available for Sale	(8,168.0)	(19,546.4)	(33,302.1)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	8,456.4	21,183.3	23,082.9
Other, net	109.4	(161.2)	162.8
Net Cash Provided by (Used in) Investing Activities	(5,683.3)	1,627.6	(15,388.4)
FINANCING ACTIVITIES:
Change in Senior Notes and Long-Term Debt	750.0	500.0	500.0
Treasury Stock Purchased	(309.7)	(162.4)	(79.0)
Net Proceeds from Stock Options	146.2	106.8	75.6
Cash Dividends Paid on Common Stock	(220.6)	(354.3)	(273.7)
Other, net	226.7
Net Cash Provided by (Used in) Financing Activities	4,388.3	(3,072.9)	15,803.6
Increase (Decrease) in Cash and Due from Banks	(590.3)	(562.6)	1,497.3
Cash and Due from Banks at Beginning of Year	3,752.7	4,315.3	2,818.0
Cash and Due from Banks at End of Year	3,162.4	3,752.7	4,315.3
Parent Company
OPERATING ACTIVITIES:
Net Income	731.3	687.3	603.6
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	131.0	(247.3)	(120.1)
Change in Prepaid Expenses	(1.1)	(0.9)	0.2
Change in Accrued Income Taxes	(18.1)	34.7	28.5
Other, net	102.6	(36.0)	(41.1)
Net Cash Provided by Operating Activities	945.7	437.8	471.1
INVESTING ACTIVITIES:
Change in Time Deposits with Banks	1,691.4	(422.2)	292.1
Purchases of Securities - Available for Sale		(0.4)	(91.4)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	0.2	94.3	105.4
Change in Capital Investments in Subsidiaries	(13.0)	0.3	(0.5)
Advances to Wholly-Owned Subsidiaries	(1,000.0)		(750.0)
Other, net	1.8
Net Cash Provided by (Used in) Investing Activities	680.4	(328.0)	(444.4)
FINANCING ACTIVITIES:
Change in Senior Notes and Long-Term Debt	317.9	300.0	250.0
Treasury Stock Purchased	(309.7)	(162.4)	(79.0)
Net Proceeds from Stock Options	146.2	106.8	75.6
Cash Dividends Paid on Common Stock	(220.6)	(354.3)	(273.7)
Other, net		0.1	0.1
Net Cash Provided by (Used in) Financing Activities	(66.2)	(109.8)	(27.0)
Increase (Decrease) in Cash and Due from Banks	1,559.9		(0.3)
Cash and Due from Banks at Beginning of Year	6.5	6.5	6.8
Cash and Due from Banks at End of Year	$ 1,566.4	$ 6.5	$ 6.5